Long-term Borrowings - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€) Installment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Aug. 31, 2019 EUR (€)	Nov. 30, 2017 EUR (€)	Jul. 31, 2017 EUR (€)	Jan. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Aug. 31, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 18,412,000	€ 20,943,000
Interest expense related to long-term borrowings	454,000	636,000	€ 738,000
Matera [member] | Long term debt collateralised by mortgages [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt nominal amount									€ 5,000,000
Mortgage loan				€ 10,000,000
Long term floating rate debt maturity August 2017 [member] | Romanian subsidiary [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt nominal amount								€ 10,000,000
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 4,601,000	6,631,000
Long-term debt maturity	August 2021
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	2.50%
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt Service Cover Ratio	135.00%
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA	300.00%
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [Member] | Romanian subsidiary [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 4,601,000
Long-term debt maturity	August 2021
Number of monthly installments | Installment	19
Long-term debt monthly installment	€ 103,000
Long-term debt lump sum repayment	2,644,000
Mortgage loan	16,628,000
3-months Euribor (360) plus a 4% spread long-term debt with final payment due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 1,500,000	2,500,000
Long-term debt nominal amount								5,000,000
Long-term debt maturity	June 2021
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	4.00%
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 428,000	628,000
Long-term debt maturity	February 2022
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	2.20%
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022 [member] | Italian subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 428,000
Long-term debt nominal amount			€ 1,000,000
Long-term debt maturity	February 2022
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	2.20%
3-months Euribor (360) plus a 1.9% spread long-term debt with final payment due November 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 1,191,000	1,583,000
Long-term debt nominal amount					€ 2,000,000
Long-term debt maturity	November 2022
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	1.90%
2.3% fixed long-term debt with final payment due July 2025 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 6,075,000	7,000,000
Long-term debt nominal amount						€ 7,000,000
Long-term debt maturity	July 2025
Long-term debt interest rate spread	2.30%
2.3% fixed long-term debt with final payment due July 2025 [member] | Matera [member]
Disclosure of detailed information about borrowings [line items]
Mortgage loan	€ 14,000,000
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 42,000	83,000
Long-term debt maturity	December 2020
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	2.90%
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member] | Italian subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 42,000
Long-term debt nominal amount								€ 200,000
Long-term debt maturity	December 2020
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	2.90%
Mortgage loan	€ 300,000
3-months Euribor (360) plus a 3.5% spread long-term debt with final payment due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 1,125,000	€ 1,625,000
Long-term debt nominal amount							€ 2,500,000
Long-term debt maturity	March 2022
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	3.50%
0.210% fixed long-term debt with final payment due December 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 3,105,000
Long-term debt nominal amount	€ 4,181,000
Long-term debt maturity	December 2030
Long-term debt interest rate spread	0.21%
Mortgage loan	€ 13,936,000
80% of 6-months Euribor (360) plus a 0.95% spread long-term debt with final payment due Jan. 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	345,000
Long-term debt nominal amount	€ 435,000
Long-term debt maturity	January 2035
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	0.95%
Mortgage loan	€ 3,000,000